Compensation Actually Paid vs. Total Shareholder Return [Text Block]	12 Months Ended
Dec. 31, 2022
Pay vs Performance Disclosure [Line Items]
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, the Company’s cumulative TSR over the three most recently completed fiscal years, and the cumulative TSR of the S&P 400 Index over the same period assuming initial investment of $100 on December 31, 2019.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our GAAP Net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company ROIC for Compensation Purposes

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and Company ROIC for Compensation Purposes (annual results) during the three most recently completed fiscal years.

Tabular List [Table Text Block]

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and our Non-PEO NEOs for 2022 to Company performance. The measures in this table are not ranked.

Return on Invested Capital (ROIC) for Compensation Purposes
Adjusted earnings before interest, taxes and bonus (EBITB)
Adjusted Revenue for Compensation Purposes (Adjusted Revenue)
Average operating working capital to net sales ratio (AOWC/Sales) for Compensation Purposes
Adjusted Net Income for Compensation Purposes